Shareholders' capital - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common Shares Rollforward
Beginning balance (in shares)	206,348,985	188,763,486
Public offering (in shares)	29,444,000	0
Conversion and redemption of convertible debentures (in shares)	0	150,816
Conversion of subscription receipts (in shares)	0	15,223,016
Issuance of shares under the dividend reinvestment and employee share purchase plans (in shares)	2,356,483	2,211,667
Ending balance (in shares)	238,149,468	206,348,985